Offerings - Offering: 1	Sep. 03, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	An unspecified aggregate initial offering price or number of the securities of each class identified above is being registered as may from time to time be offered, reoffered or resold, at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act, Automatic Data Processing, Inc. is deferring payment of all of the related registration fees. In connection with the securities offered hereby, Automatic Data Processing, Inc. will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b) under the Securities Act.